Noncontrolling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interests
10. Noncontrolling Interests
Noncontrolling Interests—Limited Partners
Common Limited OP Units and LTIP Units are CROP units not owned by CCI and collectively referred to as “Noncontrolling Interests – Limited Partners.”
Common Limited OP Units
—During the three months ended March 31, 2022, we paid aggregate distributions to noncontrolling OP Unit holders of $5.5 million. We did not have any distributions to noncontrolling OP Unit holders during the three months ended March 31, 2021 as that period was prior to the CRII Merger.
LTIP Units
—As of March 31, 2022, there were 806,482 unvested time LTIP awards and 551,368 unvested performance LTIP awards outstanding. Share-based compensation was approximately $0.9 million and $45,000 for the three months ended March 31, 2022 and 2021, respectively. Total unrecognized compensation expense for LTIP Units at March 31, 2022 is approximately $10.9 million and is expected to be recognized on a straight-line basis through December 2025.
Noncontrolling Interests—Partially Owned Entities

11. Noncontrolling Interests
Noncontrolling Interests—Limited Partners
Common Limited OP Units and LTIP Units are CROP units not owned by CCI and collectively referred to as “Noncontrolling Interests—Limited Partners.”
Common Limited OP Units
—Common Limited OP Units share in the profits, losses and cash distributions of CROP as defined in the partnership agreement, subject to certain special allocations and receive distributions equivalent to distributions declared to the holders of CCI common stock.
During the period from the CRII Merger closing on May 7, 2021 to December 31, 2021, we paid aggregate distributions to noncontrolling OP Unit holders of $10.6 million.
LTIP Units
—Certain executives, directors and key employees receive LTIP Units in CROP as equity incentive compensation. LTIP Units are a separate series of limited partnership units, which are convertible into Common Limited OP Units upon achieving certain time vesting and performance requirements. Unless otherwise provided, the time vesting LTIP Units (whether vested or unvested) entitle the holder to receive current distributions from CROP, and the performance LTIP Units (whether vested or unvested) entitle the holder to receive 10% of the current distributions from CROP during the applicable performance period. When the LTIP Units have vested and sufficient income has been allocated to the holder of the vested LTIP Units, the LTIP Units will automatically convert to Common Limited OP Units in CROP on a one-for-one
basis. LTIP Units constitute profits interests and have no voting rights in CROP.
In conjunction with the CRII Merger, 528,451 time vesting LTIP units were awarded to executives as retention grants. As of December 31, 2021, there were 719,137 unvested time LTIP awards and 380,637 unvested performance LTIP awards outstanding. Share-based compensation was $1.6 million and $0.1 million for the years ended December 31, 2021 and 2020, respectively. Total unrecognized compensation expense for LTIP Units at December 31, 2021 is $6.5 million and is expected to be recognized on a straight-line basis through June 2025.
Noncontrolling Interests—Partially Owned Entities
As of December 31, 2021, noncontrolling interests in entities not wholly owned by us ranged from 1% to 81%, with the average being 24%.